UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA BALANCED STRATEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA BALANCED STRATEGY FUND
AUGUST 31, 2011

                                                                      (Form N-Q)

48048-1011                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA BALANCED STRATEGY FUND
August 31, 2011 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (53.9%)

              COMMON STOCKS (33.3%)

              CONSUMER DISCRETIONARY (4.1%)
              -----------------------------
              APPAREL RETAIL (0.2%)
   21,400     Foot Locker, Inc.                                                                $    447
   39,200     Hot Topic, Inc.                                                                       325
   15,300     Limited Brands, Inc.                                                                  577
    2,300     Shoe Carnival, Inc.*                                                                   58
                                                                                               --------
                                                                                                  1,407
                                                                                               --------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    6,500     VF Corp.                                                                              761
                                                                                               --------
              AUTO PARTS & EQUIPMENT (0.0%)
    4,200     Standard Motor Products, Inc.                                                          55
                                                                                               --------
              AUTOMOBILE MANUFACTURERS (0.5%)
  319,400     Ford Motor Co.*                                                                     3,552
                                                                                               --------
              BROADCASTING (0.5%)
  130,000     CBS Corp. "B"                                                                       3,256
                                                                                               --------
              CABLE & SATELLITE (0.5%)
  182,400     Comcast Corp. "A"(a)                                                                3,923
                                                                                               --------
              CASINOS & GAMING (0.5%)
    4,100     Ameristar Casinos, Inc.                                                                76
   22,600     Wynn Resorts Ltd.                                                                   3,497
                                                                                               --------
                                                                                                  3,573
                                                                                               --------
              DEPARTMENT STORES (0.8%)
   57,100     Dillard's, Inc. "A"                                                                 2,642
  119,600     Macy's, Inc.                                                                        3,104
                                                                                               --------
                                                                                                  5,746
                                                                                               --------
              DISTRIBUTORS (0.0%)
    5,100     Core-Mark Holding Co., Inc.*                                                          181
                                                                                               --------
              GENERAL MERCHANDISE STORES (0.0%)
   35,900     Tuesday Morning Corp.*                                                                143
                                                                                               --------
              HOME FURNISHINGS (0.1%)
   12,200     Tempur-Pedic International, Inc.*                                                     711
                                                                                               --------
              HOMEFURNISHING RETAIL (0.0%)
    5,500     Aaron's, Inc.                                                                         146
                                                                                               --------
              HOUSEWARES & SPECIALTIES (0.0%)
    4,900     Blyth, Inc.                                                                           279
                                                                                               --------
              INTERNET RETAIL (0.5%)
      700     Netflix, Inc.*                                                                        165

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1  | USAA Balanced Strategy Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    6,800     Priceline.com, Inc.*                                                             $  3,653
                                                                                               --------
                                                                                                  3,818
                                                                                               --------
              LEISURE FACILITIES (0.0%)
    2,900     International Speedway Corp. "A"                                                       73
                                                                                               --------
              LEISURE PRODUCTS (0.2%)
   13,200     JAKKS Pacific, Inc.*                                                                  224
   10,600     Polaris Industries, Inc.                                                            1,165
    1,100     Sturm Ruger & Co., Inc.                                                                37
                                                                                               --------
                                                                                                  1,426
                                                                                               --------
              RESTAURANTS (0.1%)
    1,700     DineEquity, Inc.*                                                                      71
    4,800     Dominos Pizza, Inc.*                                                                  133
    4,400     Red Robin Gourmet Burgers, Inc.*                                                      138
                                                                                               --------
                                                                                                    342
                                                                                               --------
              SPECIALIZED CONSUMER SERVICES (0.1%)
   13,000     Weight Watchers International, Inc.                                                   787
                                                                                               --------
              Total Consumer Discretionary                                                       30,179
                                                                                               --------
              CONSUMER STAPLES (2.2%)
              -----------------------
              DRUG RETAIL (0.0%)
    5,200     CVS Caremark Corp.                                                                    187
                                                                                               --------
              FOOD RETAIL (0.4%)
   63,600     Kroger Co.                                                                          1,498
   16,500     Whole Foods Market, Inc.                                                            1,090
                                                                                               --------
                                                                                                  2,588
                                                                                               --------
              HOUSEHOLD PRODUCTS (0.0%)
    8,800     Central Garden & Pet Co. "A"*                                                          69
                                                                                               --------
              PACKAGED FOODS & MEAT (0.5%)
    1,700     B&G Foods, Inc. "A"                                                                    31
   29,900     Dean Foods Co.*                                                                       258
    1,900     Imperial Sugar Co.                                                                     17
    1,300     J.M. Smucker Co.                                                                       94
   28,300     Smart Balance, Inc.*                                                                  143
   28,900     Smithfield Foods, Inc.*                                                               633
  143,600     Tyson Foods, Inc. "A"                                                               2,509
                                                                                               --------
                                                                                                  3,685
                                                                                               --------
              PERSONAL PRODUCTS (0.4%)
    2,200     Elizabeth Arden, Inc.*                                                                 71
   46,700     Herbalife Ltd.                                                                      2,606
                                                                                               --------
                                                                                                  2,677
                                                                                               --------
              SOFT DRINKS (0.2%)
   57,100     Coca Cola Enterprises, Inc.                                                         1,577
                                                                                               --------
              TOBACCO (0.7%)
    1,300     Lorillard, Inc.                                                                       145
   75,700     Philip Morris International, Inc.(a)                                                5,247
                                                                                               --------
                                                                                                  5,392
                                                                                               --------
              Total Consumer Staples                                                             16,175
                                                                                               --------
              ENERGY (4.2%)
              -------------
              INTEGRATED OIL & GAS (2.3%)
   65,200     Chevron Corp.(a)                                                                    6,449
   68,700     ConocoPhillips(a)                                                                   4,676
   46,200     Exxon Mobil Corp.(a)                                                                3,421

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
   75,000     Marathon Oil Corp.                                                               $  2,019
                                                                                               --------
                                                                                                 16,565
                                                                                               --------
              OIL & GAS DRILLING (0.1%)
   10,200     Hercules Offshore, Inc.*                                                               43
   35,600     Patterson-UTI Energy, Inc.                                                            870
                                                                                               --------
                                                                                                    913
                                                                                               --------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
   25,500     Complete Production Services, Inc.*                                                   741
   14,800     Helix Energy Solutions Group, Inc.*                                                   250
    2,100     Mitcham Industries, Inc.*                                                              35
    8,800     Seacor Holdings, Inc.                                                                 781
    8,800     Superior Energy Services, Inc.*                                                       311
                                                                                               --------
                                                                                                  2,118
                                                                                               --------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
   34,300     Anadarko Petroleum Corp.                                                            2,530
   50,200     Stone Energy Corp.*                                                                 1,326
   23,400     W&T Offshore, Inc.                                                                    494
                                                                                               --------
                                                                                                  4,350
                                                                                               --------
              OIL & GAS REFINING & MARKETING (0.9%)
    2,500     Delek US Holdings, Inc.                                                                37
   14,100     HollyFrontier Corp.                                                                 1,012
   17,800     Marathon Petroleum Corp.                                                              660
  105,900     Tesoro Corp.*                                                                       2,548
  118,600     Valero Energy Corp.                                                                 2,694
                                                                                               --------
                                                                                                  6,951
                                                                                               --------
              Total Energy                                                                       30,897
                                                                                               --------
              FINANCIALS (4.7%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
  271,520     American Capital Ltd.*                                                              2,365
      900     Franklin Resources, Inc.                                                              108
                                                                                               --------
                                                                                                  2,473
                                                                                               --------
              CONSUMER FINANCE (0.9%)
   77,000     Capital One Financial Corp.                                                         3,546
  119,600     Discover Financial Services                                                         3,009
                                                                                               --------
                                                                                                  6,555
                                                                                               --------
              MULTI-LINE INSURANCE (0.4%)
  119,800     American International Group, Inc.*                                                 3,035
                                                                                               --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
  147,600     JPMorgan Chase & Co.(a)                                                             5,544
                                                                                               --------
              PROPERTY & CASUALTY INSURANCE (0.5%)
    9,800     Allied World Assurance Co.                                                            509
   25,100     Chubb Corp.                                                                         1,553
    6,000     Stewart Information Services Corp.                                                     57
   27,200     Travelers Companies, Inc.                                                           1,373
                                                                                               --------
                                                                                                  3,492
                                                                                               --------
              REGIONAL BANKS (0.9%)
  291,300     KeyCorp                                                                             1,934
    6,600     M&T Bank Corp.                                                                        502
    3,900     Pinnacle Financial Partners, Inc.*                                                     49
  247,300     Regions Financial Corp.                                                             1,123
   89,100     SunTrust Banks, Inc.                                                                1,773
   18,200     Susquehanna Bancshares, Inc.                                                          122
   77,800     Zions Bancorp.                                                                      1,357
                                                                                               --------
                                                                                                  6,860
                                                                                               --------

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3  | USAA Balanced Strategy Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              REINSURANCE (0.1%)
    3,900     Maiden Holdings Ltd.                                                             $     33
   13,300     Reinsurance Group of America, Inc. "A"                                                710
                                                                                               --------
                                                                                                    743
                                                                                               --------
              REITs - DIVERSIFIED (0.1%)
    5,300     Vornado Realty Trust                                                                  455
                                                                                               --------
              REITs - INDUSTRIAL (0.0%)
   16,800     First Industrial Realty Trust, Inc.*                                                  159
                                                                                               --------
              REITs - MORTGAGE (0.1%)
   25,500     American Capital Agency Corp.                                                         727
   10,000     Newcastle Investment Corp.                                                             55
                                                                                               --------
                                                                                                    782
                                                                                               --------
              REITs - RESIDENTIAL (0.0%)
    2,500     Post Properties, Inc.                                                                 104
                                                                                               --------
              REITs - RETAIL (0.1%)
    2,400     Simon Property Group, Inc.                                                            282
    4,400     Taubman Centers, Inc.                                                                 254
                                                                                               --------
                                                                                                    536
                                                                                               --------
              REITs - SPECIALIZED (0.5%)
   65,200     Ashford Hospitality Trust, Inc.                                                       528
   20,100     Hospitality Properties Trust                                                          472
   57,300     Rayonier, Inc.                                                                      2,403
                                                                                               --------
                                                                                                  3,403
                                                                                               --------
              SPECIALIZED FINANCE (0.0%)
    5,700     NASDAQ OMX Group, Inc.*                                                               135
   10,800     PHH Corp.*                                                                            205
                                                                                               --------
                                                                                                    340
                                                                                               --------
              THRIFTS & MORTGAGE FINANCE (0.0%)
    5,600     Farmer Mac "C"                                                                        112
                                                                                               --------
              Total Financials                                                                   34,593
                                                                                               --------
              HEALTH CARE (4.7%)
              ------------------
              BIOTECHNOLOGY (0.5%)
   35,400     Biogen Idec, Inc.*                                                                  3,335
    6,600     Cephalon, Inc.*                                                                       532
                                                                                               --------
                                                                                                  3,867
                                                                                               --------
              HEALTH CARE DISTRIBUTORS (0.1%)
    9,400     McKesson Corp.                                                                        751
                                                                                               --------
              HEALTH CARE FACILITIES (0.0%)
    4,200     Kindred Healthcare, Inc.*                                                              54
                                                                                               --------
              MANAGED HEALTH CARE (1.8%)
   31,200     AMERIGROUP Corp.*                                                                   1,543
   39,300     CIGNA Corp.                                                                         1,837
   41,300     Coventry Health Care, Inc.*                                                         1,358
   45,500     Humana, Inc.                                                                        3,533
   85,200     UnitedHealth Group, Inc.                                                            4,049
    7,800     WellCare Health Plans, Inc.*                                                          358
    9,200     WellPoint, Inc.                                                                       582
                                                                                               --------
                                                                                                 13,260
                                                                                               --------
              PHARMACEUTICALS (2.3%)
  140,800     Bristol-Myers Squibb Co.                                                            4,189
   19,100     DepoMed, Inc.*                                                                        119
  101,500     Eli Lilly and Co.                                                                   3,807

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
  133,000     Merck & Co., Inc.                                                                $  4,405
   17,800     Par Pharmaceutical Companies, Inc.*                                                   529
   69,300     Pfizer, Inc.                                                                        1,315
    8,000     Questcor Pharmaceuticals, Inc.*                                                       240
   92,500     ViroPharma, Inc.*                                                                   1,833
    4,800     Warner Chilcott plc "A"                                                                82
                                                                                               --------
                                                                                                 16,519
                                                                                               --------
              Total Health Care                                                                  34,451
                                                                                               --------
              INDUSTRIALS (3.4%)
              ------------------
              AEROSPACE & DEFENSE (0.9%)
    6,800     Ceradyne, Inc.*                                                                       213
    1,300     Ducommun, Inc.                                                                         24
   38,800     General Dynamics Corp.                                                              2,486
   17,800     Lockheed Martin Corp.                                                               1,321
   48,200     Northrop Grumman Corp.(a)                                                           2,633
                                                                                               --------
                                                                                                  6,677
                                                                                               --------
              AIR FREIGHT & LOGISTICS (0.2%)
   17,900     FedEx Corp.                                                                         1,409
                                                                                               --------
              AIRLINES (0.1%)
   11,600     Alaska Air Group, Inc.*                                                               670
   27,700     SkyWest, Inc.                                                                         353
                                                                                               --------
                                                                                                  1,023
                                                                                               --------
              COMMERCIAL PRINTING (0.0%)
    4,900     M&F Worldwide Corp.*                                                                  107
                                                                                               --------
              CONSTRUCTION & ENGINEERING (0.5%)
   38,200     Fluor Corp.                                                                         2,319
   25,700     KBR, Inc.                                                                             772
    4,400     Layne Christensen Co.*                                                                124
    3,400     MasTec, Inc.*                                                                          75
    3,800     Northwest Pipe Co.*                                                                   104
    3,000     URS Corp.*                                                                            105
                                                                                               --------
                                                                                                  3,499
                                                                                               --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
    2,400     Alamo Group, Inc.                                                                      55
   42,500     Caterpillar, Inc.                                                                   3,867
   29,300     Cummins, Inc.                                                                       2,722
    2,100     Lindsay Corp.                                                                         131
      400     NACCO Industries, Inc. "A"                                                             31
   27,100     Titan International, Inc.(b)                                                          583
                                                                                               --------
                                                                                                  7,389
                                                                                               --------
              INDUSTRIAL CONGLOMERATES (0.4%)
   96,600     General Electric Co.(a)                                                             1,575
       15     Seaboard Corp.                                                                         35
   35,300     Tyco International Ltd.                                                             1,468
                                                                                               --------
                                                                                                  3,078
                                                                                               --------
              INDUSTRIAL MACHINERY (0.0%)
    1,500     Colfax Corp.*                                                                          38
                                                                                               --------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
   33,000     Aircastle Ltd.                                                                        388
    8,800     W.W. Grainger, Inc.                                                                 1,356
                                                                                               --------
                                                                                                  1,744
                                                                                               --------
              TRUCKING (0.1%)
    1,700     AMERCO*                                                                               125

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5  | USAA Balanced Strategy Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
   14,600     Avis Budget Group, Inc.*                                                         $    192
                                                                                               --------
                                                                                                    317
                                                                                               --------
              Total Industrials                                                                  25,281
                                                                                               --------

              INFORMATION TECHNOLOGY (6.1%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
    2,200     ACI Worldwide, Inc.*                                                                   66
    6,100     Magma Design Automation, Inc.*                                                         31
   23,700     TIBCO Software, Inc.*                                                                 530
                                                                                               --------
                                                                                                    627
                                                                                               --------
              COMMUNICATIONS EQUIPMENT (0.5%)
   23,700     Comtech Telecommunications Corp.                                                      660
   20,800     EchoStar Corp. "A"*                                                                   507
   44,600     Motorola Solutions, Inc.*                                                           1,877
   26,400     Polycom, Inc.*                                                                        628
                                                                                               --------
                                                                                                  3,672
                                                                                               --------
              COMPUTER HARDWARE (0.5%)
    8,800     Apple, Inc.*(a)                                                                     3,387
   38,700     Dell, Inc.*                                                                           575
                                                                                               --------
                                                                                                  3,962
                                                                                               --------
              COMPUTER STORAGE & PERIPHERALS (0.3%)
    9,000     Imation Corp.*                                                                         62
   61,000     Western Digital Corp.*                                                              1,799
                                                                                               --------
                                                                                                  1,861
                                                                                               --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    6,400     Alliance Data Systems Corp.*                                                          598
   23,400     Automatic Data Processing, Inc.                                                     1,171
   16,400     Computer Sciences Corp.                                                               503
   24,300     Fiserv, Inc.*                                                                       1,356
      800     Visa, Inc. "A"                                                                         70
                                                                                               --------
                                                                                                  3,698
                                                                                               --------
              ELECTRONIC COMPONENTS (0.2%)
    8,100     AVX Corp.                                                                             106
  129,100     Vishay Intertechnology, Inc.*                                                       1,472
                                                                                               --------
                                                                                                  1,578
                                                                                               --------
              ELECTRONIC MANUFACTURING SERVICES (0.0%)
    5,500     Multi-Fineline Electronix, Inc.*                                                      105
                                                                                               --------
              INTERNET SOFTWARE & SERVICES (0.5%)
   15,400     EarthLink, Inc.                                                                       114
   78,600     IAC/InterActiveCorp.*                                                               3,107
   12,600     ValueClick, Inc.*                                                                     193
                                                                                               --------
                                                                                                  3,414
                                                                                               --------
              IT CONSULTING & OTHER SERVICES (0.9%)
    6,400     CACI International, Inc. "A"*                                                         352
   38,700     International Business Machines Corp.(a)                                            6,653
                                                                                               --------
                                                                                                  7,005
                                                                                               --------
              SEMICONDUCTOR EQUIPMENT (0.3%)
    2,900     Amtech Systems, Inc.*                                                                  31
  117,600     GT Advanced Technologies, Inc.*(b)                                                  1,436
   23,300     Kulicke & Soffa Industries, Inc.*                                                     203
   65,600     Photronics, Inc.*                                                                     425
                                                                                               --------
                                                                                                  2,095
                                                                                               --------
              SEMICONDUCTORS (0.7%)
   76,800     Altera Corp.                                                                        2,795

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
   26,800     Cypress Semiconductor Corp.*                                                     $    424
   90,000     Intel Corp.                                                                         1,812
                                                                                               --------
                                                                                                  5,031
                                                                                               --------
              SYSTEMS SOFTWARE (1.3%)
  244,200     Microsoft Corp.(a)                                                                  6,496
    1,400     Opnet Technologies, Inc.                                                               48
  111,700     Oracle Corp.                                                                        3,135
                                                                                               --------
                                                                                                  9,679
                                                                                               --------
              TECHNOLOGY DISTRIBUTORS (0.3%)
    5,500     Anixter International, Inc.                                                           325
   11,500     Arrow Electronics, Inc.*                                                              359
    5,400     Brightpoint, Inc.*                                                                     51
   34,000     Tech Data Corp.*                                                                    1,601
                                                                                               --------
                                                                                                  2,336
                                                                                               --------
              Total Information Technology                                                       45,063
                                                                                               --------
              MATERIALS (1.9%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
   14,000     Georgia Gulf Corp.*                                                                   297
    6,300     Westlake Chemical Corp.                                                               289
                                                                                               --------
                                                                                                    586
                                                                                               --------
              DIVERSIFIED CHEMICALS (0.5%)
    7,500     Dow Chemical Co.                                                                      213
   23,300     E.I. du Pont de Nemours & Co.                                                       1,125
   18,100     Eastman Chemical Co.                                                                1,498
    2,800     LSB Industries, Inc.*                                                                 112
   12,900     PPG Industries, Inc.                                                                  988
                                                                                               --------
                                                                                                  3,936
                                                                                               --------
              DIVERSIFIED METALS & MINING (0.2%)
   29,600     Freeport-McMoRan Copper & Gold, Inc.                                                1,395
                                                                                               --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
   15,800     CF Industries Holdings, Inc.                                                        2,889
                                                                                               --------
              PAPER PACKAGING (0.1%)
   74,100     Boise, Inc.                                                                           460
                                                                                               --------
              PAPER PRODUCTS (0.3%)
    3,800     Buckeye Technologies, Inc.                                                            103
    4,200     Clearwater Paper Corp.*                                                               155
   22,600     Domtar Corp.                                                                        1,815
                                                                                               --------
                                                                                                  2,073
                                                                                               --------
              SPECIALTY CHEMICALS (0.3%)
    3,100     Ferro Corp.*                                                                           26
   24,100     OM Group, Inc.*                                                                       762
    8,200     PolyOne Corp.                                                                         104
   27,200     Rockwood Holdings, Inc.*                                                            1,387
   10,500     W.R. Grace & Co.*                                                                     414
                                                                                               --------
                                                                                                  2,693
                                                                                               --------
              Total Materials                                                                    14,032
                                                                                               --------

              TELECOMMUNICATION SERVICES (1.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
   87,300     AT&T, Inc.                                                                          2,486
  137,100     Verizon Communications, Inc.(a)                                                     4,959
                                                                                               --------
                                                                                                  7,445
                                                                                               --------

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7  | USAA Balanced Strategy Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
   16,700     Telephone & Data Systems, Inc.                                                   $    428
    8,800     USA Mobility, Inc.                                                                    134
                                                                                               --------
                                                                                                    562
                                                                                               --------
              Total Telecommunication Services                                                    8,007
                                                                                               --------

              UTILITIES (0.9%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
   82,200     Duke Energy Corp.                                                                   1,554
    5,800     FirstEnergy Corp.                                                                     257
                                                                                               --------
                                                                                                  1,811
                                                                                               --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   63,700     NRG Energy, Inc.*                                                                   1,493
                                                                                               --------
              MULTI-UTILITIES (0.5%)
  108,900     Ameren Corp.                                                                        3,296
                                                                                               --------
              Total Utilities                                                                     6,600
                                                                                               --------
              Total Common Stocks (cost: $239,565)                                              245,278
                                                                                               --------

PRINCIPAL
AMOUNT
$(000)/
SHARE
-------------------------------------------------------------------------------------------------------
              PREFERRED SECURITIES (3.5%)

              CONSUMER STAPLES (0.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
   30,000     Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c)          2,767
                                                                                               --------

              FINANCIALS (2.3%)
              -----------------
              DIVERSIFIED BANKS (0.1%)
    1,000     US Bancorp, 7.19%, perpetual                                                          790
                                                                                               --------
              LIFE & HEALTH INSURANCE (0.2%)
   65,000     Delphi Financial Group, Inc., 7.38%, perpetual                                      1,556
                                                                                               --------
              MULTI-LINE INSURANCE (0.3%)
       30     International Lease Finance Corp., 0.33%, perpetual(d)                              2,400
                                                                                               --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
  140,000     Citigroup Capital XIII, 7.88%, 10/30/2040,
                Trust preferred, cumulative redeemable                                            3,649
                                                                                               --------
              PROPERTY & CASUALTY INSURANCE (0.0%)
 $  1,000     Security Capital Assurance Ltd., 6.88%, perpetual(d),(e)                               --
                                                                                               --------
              REGIONAL BANKS (0.2%)
       40     Susquehanna Capital I, 9.38%                                                        1,051
                                                                                               --------
              REINSURANCE (0.6%)
    1,500     Ram Holdings Ltd., 7.50%, non-cumulative, perpetual, acquired 1/23/2007 -
                 3/09/2007; cost $3,109*(e),(f)                                                     825
 $  4,000     Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(c)                             3,720
                                                                                               --------
                                                                                                  4,545
                                                                                               --------
              REITs - OFFICE (0.4%)
  110,027     Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual*               2,682
                                                                                               --------
              Total Financials                                                                   16,673
                                                                                               --------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                                                           MARKET
$(000)/                                                                                           VALUE
SHARES        SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              INDUSTRIALS (0.4%)
              -----------------
              OFFICE SERVICES & SUPPLIES (0.4%)
    3,000     Pitney Bowes International Holdings, Series F, 6.13%, cumulative
                redeemable, perpetual(c)                                                       $  2,915


              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
  120,000     Qwest Corp., 7.38%, cumulative                                                      3,096
                                                                                               --------
              Total Preferred Securities (cost: $26,603)                                         25,451
                                                                                               --------

              EXCHANGE-TRADED FUNDS (17.1%)

              DOMESTIC EXCHANGE-TRADED FUNDS (4.0%)
  363,694     Vanguard Dividend Appreciation Index ETF(a)                                        19,029
    7,586     SPDR S&P 500 ETF Trust                                                                926
  190,000     iShares Dow Jones Select Dividend Index Fund                                        9,682
                                                                                               --------
              Total Domestic Exchange-Traded Funds (cost: $30,903)                               29,637
                                                                                               --------

              FOREIGN EXCHANGE-TRADED FUNDS (13.1%)
1,009,901     Vanguard MSCI Emerging Markets ETF                                                 44,385
  961,043     iShares MSCI EAFE Index Fund(a)                                                    51,502
                                                                                               --------
              Total Foreign Exchange-Traded Funds (cost: $108,019)                               95,887
                                                                                               --------
              Total Exchange-Traded Funds (cost: $138,922)                                      125,524
                                                                                               --------
              Total Equity Securities (cost: $405,090)                                          396,253
                                                                                               --------

PRINCIPAL
AMOUNT                                                           COUPON
(000)                                                              RATE        MATURITY
-------------------------------------------------------------------------------------------------------
              BONDS (38.5%)

              CORPORATE OBLIGATIONS (24.0%)

              CONSUMER STAPLES (0.6%)
              -----------------------
              DRUG RETAIL (0.6%)
  $ 4,648     CVS Caremark Corp.                                 6.30%          6/01/2037         4,532
                                                                                               --------

              ENERGY (1.5%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (1.5%)
    4,059     Enbridge Energy Partners, LP                       8.05          10/01/2037         4,261
    1,000     Enterprise Products Operating, LP                  7.00           6/01/2067           964
    2,000     Enterprise Products Operating, LP                  7.03           1/15/2068         2,023
    4,000     Southern Union Co.                                 7.20 (g)      11/01/2066         3,520
                                                                                               --------
              Total Energy                                                                       10,768
                                                                                               --------

================================================================================

9 |  USAA Balanced Strategy Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)         SECURITY                                            RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
              FINANCIALS (17.9%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
  $ 4,000     State Street Capital Trust IV                      1.25% (g)      6/15/2037      $  3,053
                                                                                               --------
              CONSUMER FINANCE (1.1%)
    4,000     American Express Co.                               6.80           9/01/2066         3,999
    4,000     Capital One Financial Corp.                        7.69           8/15/2036         4,010
                                                                                               --------
                                                                                                  8,009
                                                                                               --------
              DIVERSIFIED BANKS (1.0%)
    1,000     Emigrant Bancorp, Inc. (c)                         6.25           6/15/2014           898
      500     FCB NC Capital Trust I                             8.05           3/01/2028           511
    2,000     USB Realty Corp. (c)                               6.09                  --(h)      1,550
    4,000     Wells Fargo Capital XIII                           7.70                  --(h)      4,060
                                                                                               --------
                                                                                                  7,019
                                                                                               --------
              INVESTMENT BANKING & BROKERAGE (1.0%)
    5,000     Goldman Sachs Capital II                           5.79                  --(h)      3,625
    3,500     Schwab Capital Trust I                             7.50          11/15/2037         3,438
                                                                                               --------
                                                                                                  7,063
                                                                                               --------
              LIFE & HEALTH INSURANCE (2.2%)
    4,000     Great-West Life & Annuity Insurance Co. (c)        7.15           5/16/2046         3,830
    4,000     Lincoln National Corp.                             7.00           5/17/2066         3,760
    2,000     Principal Financial Global Fund, LLC               0.77 (g)       1/10/2031         1,627
    2,777     Prudential Financial, Inc.                         8.88           6/15/2038         3,055
    4,500     StanCorp Financial Group, Inc. (a)                 6.90           6/01/2067         4,012
                                                                                               --------
                                                                                                 16,284
                                                                                               --------
              MULTI-LINE INSURANCE (1.8%)
    6,000     Genworth Financial, Inc.                           6.15          11/15/2066         3,630
    5,000     Glen Meadow (c)                                    6.51           2/12/2067         3,975
    2,000     ILFC E-Capital Trust II (c)                        6.25          12/21/2065         1,570
    4,000     Nationwide Mutual Insurance Co. (c)                5.81          12/15/2024         3,946
                                                                                               --------
                                                                                                 13,121
                                                                                               --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
    2,000     BankAmerica Capital III                            0.82 (g)       1/15/2027         1,467
    1,500     BankBoston Capital Trust IV                        0.85 (g)       6/08/2028           980
    2,000     General Electric Capital Corp.                     6.38          11/15/2067         1,985
    2,000     General Electric Capital Corp.                     6.38 (g)      11/15/2067         1,985
    2,100     J.P. Morgan Chase & Co. Capital XIII               1.20 (g)       9/30/2034         1,650
    2,500     JPMorgan Chase & Co. Capital XXI                   1.21 (g)       2/02/2037         1,765
                                                                                               --------
                                                                                                  9,832
                                                                                               --------
              PROPERTY & CASUALTY INSURANCE (3.1%)
    4,000     Allstate Corp.                                     6.13           5/15/2037         3,735
    3,000     BNSF Funding Trust I                               6.61          12/15/2055         3,041
    3,000     Chubb Corp.                                        6.38           3/29/2067         3,045
    1,000     HSB Group, Inc.                                    1.16 (g)       7/15/2027           806
    2,500     Ironshore Holdings, Inc. (a),(c)                   8.50           5/15/2020         2,717
      538     OneBeacon U.S. Holdings, Inc.                      5.88           5/15/2013           560
    4,000     Progressive Corp.                                  6.70           6/15/2037         3,965
    1,000     PXRE Capital Trust I                               8.85           2/01/2027           910
    1,000     RLI Corp. (a)                                      5.95           1/15/2014         1,056
    2,500     Travelers Companies, Inc.                          6.25           3/15/2037         2,647
                                                                                               --------
                                                                                                 22,482
                                                                                               --------
              REGIONAL BANKS (5.1%)
    1,000     Allfirst Preferred Capital Trust                   1.75 (g)       7/15/2029           873

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)         SECURITY                                            RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
  $ 4,720     CoBank ACB (a),(c)                                 0.85% (g)      6/15/2022      $  4,240
    1,000     Cullen/Frost Bankers, Inc. (a)                     5.75           2/15/2017           989
    3,500     Fifth Third Capital Trust IV                       6.50           4/15/2037         3,264
      500     First Empire Capital Trust I                       8.23           2/01/2027           506
    1,000     First Maryland Capital Trust I                     1.25 (g)       1/15/2027           844
    1,000     First Republic Bank Corp.                          7.75           9/15/2012         1,031
    2,500     First Tennessee Bank, N.A.                         5.65           4/01/2016         2,659
    2,000     Fulton Capital Trust I                             6.29           2/01/2036         1,667
    1,000     Huntington Capital II "B"                          0.87 (g)       6/15/2028           813
    3,000     Huntington Capital III                             6.65           5/15/2037         2,865
    4,000     KeyCorp Capital I                                  0.99 (g)       7/01/2028         3,338
    2,000     Manufacturers & Traders Trust Co.                  5.63          12/01/2021         1,930
    1,000     National City Preferred Capital Trust I           12.00                  --(h)      1,087
    2,000     PNC Preferred Funding Trust (c)                    6.52                  --(h)      1,562
    3,000     Regions Financial Corp.                            7.75          11/10/2014         3,007
    1,000     Susquehanna Bancshares, Inc.                       2.07 (g)       5/01/2014           937
    1,500     Susquehanna Capital II                            11.00           3/23/2040         1,582
    1,000     TCF National Bank                                  5.50           2/01/2016         1,000
    3,500     Webster Capital Trust IV                           7.65           6/15/2037         3,563
                                                                                               --------
                                                                                                 37,757
                                                                                               --------
              REINSURANCE (0.6%)
    1,000     Alterra Finance, LLC                               6.25           9/30/2020         1,083
    1,500     Max USA Holdings Ltd. (c)                          7.20           4/14/2017         1,591
    1,500     Platinum Underwriters Finance, Inc. (a)            7.50           6/01/2017         1,649
                                                                                               --------
                                                                                                  4,323
                                                                                               --------
              REITs - RETAIL (0.1%)
    1,000     New Plan Excel Realty Trust, Inc., acquired
                2/20/2009; cost $340(f)                          7.68          11/02/2026           935
                                                                                               --------
              REITs - SPECIALIZED (0.2%)
    1,500     Ventas Realty, LP                                  6.75           4/01/2017         1,565
                                                                                               --------
              Total Financials                                                                  131,443
                                                                                               --------

              INDUSTRIALS (0.3%)
              ------------------
              AIRLINES (0.1%)
    1,029     America West Airlines, Inc. Pass-Through Trust
                (INS)                                            7.93           1/02/2019         1,025
                                                                                               --------
              INDUSTRIAL CONGLOMERATES (0.2%)
    2,000     Textron Financial Corp. (c)                        6.00           2/15/2067         1,590
                                                                                               --------
              Total Industrials                                                                   2,615
                                                                                               --------

              UTILITIES (3.7%)
              -----------------
              ELECTRIC UTILITIES (1.7%)
      668     Cedar Brakes II, LLC (c)                           9.88           9/01/2013           691
    2,000     FPL Group Capital, Inc.                            6.35          10/01/2066         1,912
    1,000     FPL Group Capital, Inc.                            6.65           6/15/2067           968
    1,000     FPL Group Capital, Inc.                            7.30 (g)       9/01/2067         1,034
    3,512     PPL Capital Funding, Inc.                          6.70           3/30/2067         3,393
    5,862     Texas Competitive Electric Holdings Co.,
                LLC (i),(j)                                      3.25          10/10/2017         4,335
                                                                                               --------
                                                                                                 12,333
                                                                                               --------
              MULTI-UTILITIES (2.0%)
    2,500     Dominion Resources, Inc.                           7.50           6/30/2066         2,565
    1,500     Dominion Resources, Inc.                           6.30           9/30/2066         1,433
    4,042     Integrys Energy Group, Inc. (a)                    6.11          12/01/2066         3,864
    3,325     Puget Sound Energy, Inc.                           6.97           6/01/2067         3,365

================================================================================

11 |  USAA Balanced Strategy Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)         SECURITY                                            RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
  $ 4,000     Wisconsin Energy Corp.                             6.25%          5/15/2067      $  3,965
                                                                                               --------
                                                                                                 15,192
                                                                                               --------
              Total Utilities                                                                    27,525
                                                                                               --------
              Total Corporate Obligations(cost: $162,316)                                       176,883
                                                                                               --------

              EURODOLLAR AND YANKEE OBLIGATIONS (3.6%)

              ENERGY (0.5%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
    3,500     TransCanada Pipelines Ltd. (a)                     6.35           5/15/2067         3,533
                                                                                               --------

              FINANCIALS (2.5%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
    1,000     Landsbanki Islands hf, acquired 10/12/2007;
                cost $1,000(c),(d),(e),(f)                       7.43                  --(h)         --
                                                                                               --------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
    3,000     Deutsche Bank Capital Trust IV (a)                 4.59 (g)       6/29/2049         2,538
                                                                                               --------
              MULTI-LINE INSURANCE (1.5%)
    4,533     AXA S.A.                                           3.23 (g)              --(h)      2,810
    1,500     AXA S.A.                                           2.70 (g)              --(h)        885
    3,850     Oil Insurance Ltd. (c)                             3.23 (g)              --(h)      3,594
    4,000     ZFS Finance USA Trust II (c)                       6.45          12/15/2065         3,960
                                                                                               --------
                                                                                                 11,249
                                                                                               --------
              PROPERTY & CASUALTY INSURANCE (0.7%)
    2,000     QBE Capital Funding III, LP (c)                    7.25           5/24/2041         1,959
    3,000     QBE Insurance Group Ltd. (c)                       5.65           7/01/2023         2,856
                                                                                               --------
                                                                                                  4,815
                                                                                               --------
              REGIONAL BANKS (0.0%)
    2,000     Glitnir Banki hf, acquired 9/11/2006 and
                10/18/2006; cost $2,034(c),(d),(e),(f)           7.45                  --(h)         --
                                                                                               --------
              Total Financials                                                                   18,602
                                                                                               --------
              INDUSTRIALS (0.6%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.6%)
    4,000     Hutchison Whampoa Ltd.(c)                          6.00                  --(h)      4,070
                                                                                               --------
              Total Eurodollar and Yankee Obligations(cost: $29,294)                             26,205
                                                                                               --------

              ASSET-BACKED SECURITIES (0.3%)

              FINANCIALS (0.3%)
              -----------------
              ASSET-BACKED FINANCING (0.3%)
    2,000     SLM Student Loan Trust                             0.70 (g)       7/15/2036         1,581
      827     SLM Student Loan Trust                             0.80 (g)      10/25/2038           680
                                                                                               --------
              Total Financials                                                                    2,261
                                                                                               --------
              Total Asset-Backed Securities (cost: $2,065)                                        2,261
                                                                                               --------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)         SECURITY                                            RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (10.3%)

              FINANCIALS (10.3%)
              ------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (10.3%)
  $ 1,000     Banc of America Commercial Mortgage, Inc.          5.26% (g)     11/10/2042      $    815
    1,205     Banc of America Commercial Mortgage, Inc.          4.95           7/10/2043         1,207
    3,000     Banc of America Commercial Mortgage, Inc.          5.81           7/10/2044         2,970
    3,000     Banc of America Commercial Mortgage, Inc.          5.77           5/10/2045         2,425
    2,000     Banc of America Commercial Mortgage, Inc.          5.77 (g)       5/10/2045         1,962
    2,700     Banc of America Commercial Mortgage, Inc.          5.46           9/10/2045         2,523
    2,643     Banc of America Commercial Mortgage, Inc. (k)      5.18          10/10/2045         2,634
    1,000     Banc of America Commercial Mortgage, Inc.          5.68           7/10/2046           981
    2,429     Banc of America Commercial Mortgage, Inc. (k)      5.35           9/10/2047         2,431
    2,814     Banc of America Commercial Mortgage, Inc. (a),(c)  6.14           9/10/2047         3,054
    2,000     BCRR Trust (c)                                     5.86           7/17/2040         2,060
      108     Bear Stearns Commercial Mortgage Securities, Inc.  4.00           3/13/2040           110
    2,000     Bear Stearns Commercial Mortgage Securities, Inc.  5.21           2/11/2041         1,849
    4,000     Citigroup Commercial Mortgage Trust                5.40 (g)       7/15/2044         3,366
    2,000     Citigroup Commercial Mortgage Trust                6.10          12/10/2049         1,760
    3,000     Commercial Mortgage Loan Trust (a)                 6.02          12/10/2049         2,852
    1,000     Commercial Mortgage Loan Trust                     5.54          12/11/2049           992
    1,000     Credit Suisse First Boston
                 Mortgage Securities Corp. (c)                   5.02           1/15/2037           956
    1,000     Credit Suisse First Boston
                 Mortgage Securities Corp.                       5.10           8/15/2038           914
    1,254     G-Force, LLC (c)                                   5.16          12/25/2039         1,203
    3,000     GE Capital Commercial Mortgage Corp.               5.33           3/10/2044         2,710
    1,000     GE Capital Commercial Mortgage Corp.               5.33 (g)      11/10/2045           664
    1,000     GE Capital Commercial Mortgage Corp.               5.61          12/10/2049           885
      500     GMAC Commercial Mortgage Securities, Inc.          4.98          12/10/2041           347
    1,000     GMAC Commercial Mortgage Securities, Inc. (a)      4.81           5/10/2043           891
    1,000     GS Mortgage Securities Corp. II (a)                4.78           7/10/2039           921
      314     J.P. Morgan Chase Commercial
                 Mortgage Securities Corp. (a)                   4.82           9/12/2037           316
    1,000     J.P. Morgan Chase Commercial
                 Mortgage Securities Corp.                       4.99           9/12/2037           920
    4,500     J.P. Morgan Chase Commercial
                 Mortgage Securities Corp.                       5.04          10/15/2042         4,092
    3,210     J.P. Morgan Chase Commercial
                 Mortgage Securities Corp.                       5.57           4/15/2043         2,566
    1,000     J.P. Morgan Chase Commercial
                 Mortgage Securities Corp.                       5.33 (g)      12/15/2044           989
    1,000     J.P. Morgan Chase Commercial
                 Mortgage Securities Corp.                       5.33 (g)      12/15/2044         1,017
    1,500     Merrill Lynch Mortgage Trust                       5.24 (g)      11/12/2037         1,496
    2,000     Merrill Lynch Mortgage Trust                       5.24          11/12/2037         1,844
    1,000     Merrill Lynch Mortgage Trust                       5.10           7/12/2038           968
    3,000     Merrill Lynch Mortgage Trust                       5.14           7/12/2038         2,678
      400     Merrill Lynch Mortgage Trust                       5.31           7/12/2038           288
    4,000     Merrill Lynch Mortgage Trust                       5.67           5/12/2039         3,316
    2,500     Merrill Lynch Mortgage Trust                       5.01          10/12/2041         2,509
    1,000     ML-CFC Commercial Mortgage Trust                   5.42           8/12/2048           889
    1,500     ML-CFC Commercial Mortgage Trust                   6.16 (g)       8/12/2049         1,431
    1,000     Morgan Stanley Capital I, Inc.                     5.07           8/13/2042           858

================================================================================

13 |  USAA Balanced Strategy Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)         SECURITY                                            RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
  $   878     Morgan Stanley Capital I, Inc.                     5.15%          8/13/2042      $    802
      723     Morgan Stanley Capital I, Inc.                     5.17           8/13/2042           703
    3,000     Morgan Stanley Capital I, Inc.                     5.79           7/12/2044         2,452
    2,000     Morgan Stanley Capital I, Inc.                     4.77           7/15/2056         1,896
                                                                                               --------
              Total Financials                                                                   75,512
                                                                                               --------
              Total Commercial Mortgage Securities(cost: $68,134)                                75,512
                                                                                               --------

              MUNICIPAL BONDS (0.3%)

              CASINOS & GAMING (0.2%)

    2,000     Mashantucket (Western) Pequot Tribe, acquired
                 10/05/2009; cost $1,410(c),(e),(f)              5.91           9/01/2021           844
      620     Seneca Nation of Indians Capital
                 Improvements Auth.                              6.75          12/01/2013           618
                                                                                               --------
                                                                                                  1,462
                                                                                               --------
              SPECIAL ASSESSMENT/TAX/FEE (0.1%)
      780     Erie County Tobacco Asset Securitization Corp.     6.00           6/01/2025           694
                                                                                               --------
              Total Municipal Bonds(cost: $3,376)                                                 2,156
                                                                                               --------
              Total Bonds (cost: $265,185)                                                      283,017
                                                                                               --------

NUMBER OF
SHARES
-------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (7.5%)

              MONEY MARKET FUNDS (7.5%)

55,108,092    State Street Institutional Liquid Reserve Fund,
                 0.10%(l),(m) (cost: $55,108)                                                    55,108
                                                                                               --------

PRINCIPAL
AMOUNT
(000)
-------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (0.1%)

              REPURCHASE AGREEMENTS (0.1%)
  $ 1,227     Credit Suisse First Boston, LLC, 0.06%, acquired on 8/31/2011 and due 9/01/2011 at $1,227 (collateralized by $1,250 of Fannie Mae(n),(+), 0.50%, due
                 10/30/2012; market value $1,256)                                                 1,227

NUMBER OF
SHARES
-------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.0%)
      605     Blackrock Liquidity Funds TempFund Portfolio, 0.07%(m)                                  1

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                 MARKET
NUMBER OF                                                        COUPON                           VALUE
SHARES        SECURITY                                           RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------
  123,757     Fidelity Institutional Money Market
                 Portfolio, 0.11%(m)                             0.11          1/09/2011       $    124
                                                                                               --------
              Total Money Market Funds                                                              125
                                                                                               --------
              Total Short-term Investments Purchased With
                 Cash Collateral From Securities Loaned
                 (cost: $1,352)                                                                   1,352
                                                                                               --------

              TOTAL INVESTMENTS (COST: $726,735)                                               $735,730
                                                                                               ========

NUMBER OF
CONTRACTS
-------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.3%)
      140     Put -  S&P 500 Index expiring September 17, 2011 at 1100                               66
      140     Put -  S&P 500 Index expiring September 17, 2011 at 1130                              106
      200     Put -  S&P 500 Index expiring September 17, 2011 at 1150                              208
      250     Put -  S&P 500 Index expiring September 17, 2011 at 1185                              445
      600     Put -  S&P 500 Index expiring September 17, 2011 at 1190                            1,152
                                                                                               --------
              TOTAL PURCHASED OPTIONS (COST: $5,508)                                           $  1,977
                                                                                               ========

              WRITTEN OPTIONS (0.6%)
     (110)    Call - S&P 500 Index expiring September 17, 2011 at 1160                             (768)
     (270)    Call - S&P 500 Index expiring September 17, 2011 at 1190                           (1,266)
     (100)    Call - S&P 500 Index expiring September 17, 2011 at 1210                             (336)
     (750)    Call - S&P 500 Index expiring September 17, 2011 at 1240                           (1,305)
     (140)    Put -  S&P 500 Index expiring September 17, 2011 at 1020                              (21)
     (740)    Put -  S&P 500 Index expiring September 17, 2011 at 1050                             (165)
     (200)    Put -  S&P 500 Index expiring September 17, 2011 at 1080                              (70)
     (250)    Put -  S&P 500 Index expiring September 17, 2011 at 1110                             (137)
                                                                                               --------
              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $4,305)                                $ (4,068)
                                                                                               ========

                                                                                           UNREALIZED
 NUMBER OF                                                                                APPRECIATION/
 CONTRACTS                                                EXPIRATION       CONTRACT      (DEPRECIATION)
LONG/(SHORT)                                                 DATE         VALUE (000)         (000)
-------------------------------------------------------------------------------------------------------
              FUTURES (0.3%)(o)
      300     Russell 2000 Mini Index Futures              9/17/2011              218                 4
    1,750     S&P 500 E-Mini Index Futures                 9/17/2011            2,131                55
                                                                                               --------
              TOTAL FUTURES                                                                    $     59
                                                                                               ========

================================================================================

15  | USAA Balanced Strategy Fund

================================================================================

------------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)
                                         QUOTED PRICES        (LEVEL 2)
                                           IN ACTIVE            OTHER            (LEVEL 3)
                                            MARKETS          SIGNIFICANT        SIGNIFICANT
                                         FOR IDENTICAL        OBSERVABLE        UNOBSERVABLE
ASSETS                                      ASSETS              INPUTS             INPUTS              TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
    Common Stocks                          $   245,278        $       --         $        --     $   245,278
    Preferred Securities                         4,147            18,904               2,400          25,451
    Exchange Traded Funds:
       Domestic Exchange-Traded Funds           29,637                --                  --          29,637
       Foreign Exchange-Traded Funds            95,887                --                  --          95,887
Bonds:
    Corporate Obligations                                        176,883                  --         176,883
    Eurodollar And Yankee Obligations               --            26,205                  --          26,205
    Asset-Backed Securities                         --             2,261                  --           2,261
    Commercial Mortgage Securities                  --            75,512                  --          75,512
    Municipal Bonds                                 --             2,156                  --           2,156
Money Market Instruments:                           --
    Money Market Funds                          55,108                --                  --          55,108
Short-Term Investments Purchased With
Cash Collateral From Securities Loaned:
    Repurchase Agreements                           --             1,227                  --           1,227
    Money Market Funds                             125                --                  --             125
Purchased Options                                1,977                --                  --           1,977
Futures*                                            59                --                  --              59
------------------------------------------------------------------------------------------------------------
Total                                      $   432,218        $  303,148         $     2,400     $   737,766
------------------------------------------------------------------------------------------------------------

* Futures are valued at the unrealized appreciation/depreciation on the investment.

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                    VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                        (LEVEL 1)
                                      QUOTED PRICES         (LEVEL 2)
                                        IN ACTIVE             OTHER            (LEVEL 3)
                                         MARKETS          SIGNIFICANT         SIGNIFICANT
                                      FOR IDENTICAL        OBSERVABLE        UNOBSERVABLE
LIABILITIES                            LIABILITIES           INPUTS             INPUTS              TOTAL
---------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                         $    (4,068)       $       --         $        --     $    (4,068)
---------------------------------------------------------------------------------------------------------
Total                                   $    (4,068)       $       --         $        --     $    (4,068)
---------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                              PREFERRED
                                                                                             SECURITIES
-------------------------------------------------------------------------------------------------------
Balance As of May 31, 2011                                                                    $   2,550
Purchases                                                                                            --
Sales                                                                                                --
Transfers Into Level 3                                                                               --
Transfers Out of Level 3                                                                             --
Net Realized Gain (Loss)                                                                           (150)
Change In Net Unrealized Appreciation/Depreciation                                                   --
-------------------------------------------------------------------------------------------------------
Balance as of August 31, 2011                                                                 $   2,400
-------------------------------------------------------------------------------------------------------

For the period of June 1, 2011, through August 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Balanced Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

18  | USAA Balanced Strategy Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

5. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

6. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

7. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

8. Repurchase agreements are valued at cost, which approximates market value.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

19  | USAA Balanced Strategy Fund

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, valued based on methods discussed in Note A7, and repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the security valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the security was valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the

================================================================================

21  | USAA Balanced Strategy Fund

================================================================================

amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of August 31, 2011, was approximately $1,267,000.

H. NEW ACCOUNTING PRONOUNCEMENTS -
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the financial statements of the Fund, but changed the presentation of the Level 3 rollforward shown within the portfolio of investments.

I. As of August 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2011, were $49,961,000 and $44,497,000 respectively, resulting in net unrealized appreciation of $5,464,000.

J. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $735,364,000 at August 31, 2011, and, in total, may not equal

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.3% of net assets at August 31, 2011.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

iShares    Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT       Real estate investment trust
SPDR Exchange-traded funds, managed by State Street Global Advisors, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

23  | USAA Balanced Strategy Fund

================================================================================

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES
(a) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at August 31, 2011.
(b)  The security or a portion thereof was out on loan as of August 31, 2011.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Security was fair valued at August 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2011, was $2,604,000, which represented 0.3% of the Fund's net assets.
(g) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2011.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) At August 31, 2011, the aggregate market value of securities purchased on a delayed-delivery basis was $4,335,000.
(j) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(k) At August 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(l) Security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2011.
(m) Rate represents the money market fund annualized seven-day yield at August 31, 2011.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

(n) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.
(o) Cash with a value of $615,000 is segregated as collateral for initial margin requirements on open futures contracts.
*    Non-income-producing security.

================================================================================

25  | USAA Balanced Strategy Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      10/26/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:      10/26/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/26/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.